Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Revenue
Total revenue	$ 5,674	$ 4,144
Cost of revenue	4,047	2,545
Gross profit	1,627	1,599
Operating expenses:
Acquired in-process research and development	2,717	0
Research and development	12,358	3,139
Selling, general and administrative	46,923	24,814
Total operating expenses	61,998	27,953
Loss from operations	(60,371)	(26,354)
Other income (expense):
Foreign exchange transaction (loss) gain	(135)	70
Change in fair value of share liability	(121)	(132)
Change in fair value of convertible notes payable	(123,719)	(6,875)
Change in fair value of investments	580	0
Interest income	6,790	1,238
Interest expense	(327)	(259)
Other income	6	0
Total other expense	(116,926)	(5,958)
Loss before income tax expense	(177,297)	(32,312)
Income tax expense	(88)	(111)
Net loss from continuing operations	(177,385)	(32,423)
Income from discontinued operations, net of taxes	17,542	0
Net loss	(159,843)	(32,423)
Less: Net income (loss) attributable to noncontrolling interests	15,249	(89)
Net loss attributable to ASP Isotopes Inc. shareholders before deemed dividend on inducement warrant for common stock	(175,092)	(32,334)
Deemed dividend on inducement warrant for common stock	0	(2,780)
Net loss attributable to ASP Isotopes Inc. shareholders	$ (175,092)	$ (35,114)
Net (loss) income per share, basic and diluted
Net (loss) income per share, basic, Continuing operations	$ (2.14)	$ (0.58)
Net (loss) income per share, diluted, Continuing operations	(2.14)	(0.58)
Net (loss) income per share, basic, Discontinued operations	0.21	0
Net (loss) income per share, diluted, Discontinued operations	0.21	0
Net (loss) income per share, attributable to ASP Isotopes Inc. shareholders, basic	(2.11)	(0.63)
Net (loss) income per share, attributable to ASP Isotopes Inc. shareholders, diluted	$ (2.11)	$ (0.63)
Weighted average shares of common stock outstanding, basic	83,013,594	55,671,805
Weighted average common stock outstanding, diluted	83,013,594	55,671,805
Comprehensive loss:
Net loss before allocation to noncontrolling interests	$ (159,843)	$ (32,423)
Foreign currency translation	4,706	(1,243)
Total comprehensive loss before allocation to noncontrolling interests	(155,137)	(33,666)
Less: Comprehensive income (loss) attributable to noncontrolling interests	15,659	(119)
Comprehensive loss attributable to ASP Isotopes Inc.	(170,796)	(33,547)
Product Revenue [Member]
Revenue
Total revenue	5,674	3,944
Collaboration Revenue [Member]
Revenue
Total revenue	$ 0	$ 200